ACQUISITION	6 Months Ended
Jun. 30, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITION

NOTE 12 – ACQUISITION

On June 29, 2021, the Company, cDistro Merger Sub, Inc., a Nevada corporation and a wholly-owned subsidiary of the Company (“Merger Sub”), and cDistro, Inc., a privately-held Nevada corporation engaged in the hemp and CBD product distribution business (“cDistro”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) pursuant to which, among other things, Merger Sub merged with and into cDistro on June 30, 2021, with cDistro becoming a wholly-owned subsidiary of the Company and the surviving corporation in the merger (the “Merger”). The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Contingent Consideration - Earnout Agreement

In connection to the Merger, the Company and the securityholder of cDistro (the “cDistro Stockholder”) entered into an earnout agreement dated June 29, 2021 (the “Earnout Agreement”), whereby the Company agreed to issue additional shares of its common stock to the cDistro Stockholder as compensation for the Merger conditioned upon the achievement of certain gross revenue milestones. If cDistro meets revenue targets of $600,000 per quarter, up to a total of $2,400,000 of revenue, the Company will issue shares worth $250,000 upon the achievement each quarterly revenue target, with the number of shares to be issued at each payout date calculated based on the lessor of 220,970,059 shares of common stock or a 30% discount to the average close price of the Company’s common stock for the 20-day period immediately preceding the payout date of the earnout. In accordance with ASC 805, the Company accounts for this earnout agreement as contingent consideration based on the number of shares calculated as owed as of each quarter end, with changes in value to be recorded in earnings each reporting period.

Leak-Out Agreement

On June 29, 2021, in connection with the Merger and the Earnout Agreement, the cDistro Stockholder entered into a Lock-Up and Leak-Out Agreement with the Company pursuant to which, among other thing, such stockholder agreed to certain restrictions regarding the resale of the common stock issued pursuant to the Merger for a period of six months from the date of the Merger.

Employment Agreement

On June 29, 2021, in connection with the Merger, the Company and the Chief Executive Officer of cDistro entered into an employment agreement, pursuant to which that employee will serve as cDistro’s Chief Executive Officer for a three-year term.

The acquisition of cDistro is being accounted for as a business combination under ASC 805. The Company is continuing to gather evidence to evaluate what identifiable intangible assets were acquired, such as a customer list, and the fair value of each, and expects to finalize the fair value of the acquired assets within one year of the acquisition date.

The aggregate preliminary fair value of consideration for the cDistro acquisition was as follows

Amount
Cash, net of cash acquired of $99,393	$250,607
Contingent Consideration - Earnout Agreement	1,000,000
265,164,070 shares of common stock (not issued as of June 30, 2021)	1,617,501
Total preliminary consideration transferred	$2,868,108

During the three months ended June 30, 2021, the Company paid $250,000 of the cash consideration.

The following information summarizes the preliminary allocation of the fair values assigned to the assets acquired and liabilities assumed at the acquisition date:

Accounts Receivable	$40,291
Inventory	6,746
Other Assets	19,310
Goodwill	2,989,803
Accounts payable	(181,042)
Other accrued liabilities	(7,000)
Net assets acquired	$2,868,108

Unaudited Pro Forma Financial Information

The following table sets forth the pro-forma consolidated results of operations for the three and six months ended June 30, 2021 and 2020 as if the cDistro acquisition occurred on January 1, 2020. The pro forma results of operations are presented for informational purposes only and are not indicative of the results of operations that would have been achieved if the acquisitions had taken place on the dates noted above, or of results that may occur in the future.

	Three months ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Revenue	$290,196	$152,402	$444,239	$234,221
Operating loss	(1,067,780)	(965,158)	(1,855,860)	(1,357,315)
Net loss	(1,869,775)	(276,742)	(5,532,928)	(2,395,044)
Net loss per common share	$(0.00)	$(0.00)	$(0.00)	$(0.01)
Weighted Average common shares outstanding	5,102,510,297	510,164,598	4,730,796,549	451,015,744